UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_];  Amendment Number:
        This Amendment (Check only one):       [_]    is a restatement.
                                               [_]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1440 Chapin Avenue, Suite 201
         Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:   Harvey Allison
Title:  President
Phone:  (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison           Burlingame, California           August 14, 2009

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:          $107251
                                             (thousands)


List of Other Included Managers:                   None

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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5         Column 6   Column 7        Column 8
                                 Title of                   Value  Shrs Or    Sh/   Put/  Investment   Other
Name of Issuer                    Class          Cusip    x($1000) Prn Amt    Prn   Call  Discretion  Managers    Voting Authority
                                                                                                                Sole   Shared  None
3-D SYS CORP DEL                 COM NEW       88554D205     324        44990  SH           SOLE         N/A    44990
ACTIVISION BLIZZARD INC            COM         00507V109   11866       939540  SH           SOLE         N/A   939540
AMAZON COM INC                     COM         023135106    9022       107840  SH           SOLE         N/A   107840
AUTODESK INC                       COM         052769106     854        44990  SH           SOLE         N/A    44990
CHANGYOU COM LTD               ADS REP CL A    15911M107    6174       160480  SH           SOLE         N/A   160480
CISCO SYS INC                      COM         17275R102    5846       313440  SH           SOLE         N/A   313440
COMPELLENT TECHNOLOGIES INC        COM         20452A108    3774       247450  SH           SOLE         N/A   247450
CONCUR TECHNOLOGIES INC            COM         206708109    1398        44990  SH           SOLE         N/A    44990
CYBERSOURCE CORP                   COM         23251J106    8945       584660  SH           SOLE         N/A   584660
DELL INC                           COM         24702R101    6300       458820  SH           SOLE         N/A   458820
GOOGLE INC                         CL A        38259P508    7546        17900  SH           SOLE         N/A    17900
INTUIT INC                         COM         461202103    2537        89980  SH           SOLE         N/A    89980
J CREW GROUP INC                   COM         46612H402    3658       135380  SH           SOLE         N/A   135380
K12 INC                            COM         48273U102    6151       285451  SH           SOLE         N/A   285451
MICROSOFT CORP                     COM         594918104    9044       380500  SH           SOLE         N/A   380500
OMNITURE INC                       COM         68212S109    7640       608286  SH           SOLE         N/A   608286
PROSHARES TR                 PSHS ULTSHRT QQQ  74347R875    1148        35840  SH           SOLE         N/A    35840
PERFECT WORLD CO LTD          SPON ADR REP B   71372U104      61         2130  SH           SOLE         N/A     2130
RACKSPACE HOSTING INC              COM         750086100     644        46450  SH           SOLE         N/A    46450
ROSETTA STONE INC                  COM         777780107    3612       131640  SH           SOLE         N/A   131640
SALESFORCE COM INC                 COM         79466L302    5209       136462  SH           SOLE         N/A   136462
STRATASYS INC                      COM         862685104    1975       181040  SH           SOLE         N/A   181040
YAHOO INC                          COM         984332106    3523       224950  SH           SOLE         N/A   224950

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